Schedule of Earning Per Shares, Basic and Diluted (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net loss	$ (979,394)	$ 179,508	$ (4,271,846)	$ (1,578,406)	$ (2,160,998)		$ (48,319,475)
Deemed dividends			(1,068,758)		(241,435)
Net (loss) income attributable to common stockholders	$ (979,394)	$ 179,508	$ (5,340,604)	$ (1,578,406)	$ (2,402,433)	[1]	$ (48,319,475)	[1]
Weighted average shares outstanding, basic	1,027,845	242,268	660,939	236,630	243,471	[1]	231,073	[1]
Weighted average shares outstanding, diluted	1,027,845	259,242	660,939	236,630	243,471	[1]	231,073	[1]
Basic net loss per share	$ (0.95)	$ 0.74	$ (8.08)	$ (6.67)	$ (9.87)		$ (209.11)
Diluted net loss per share	$ (0.95)	$ 0.69	$ (8.08)	$ (6.67)	$ (9.87)		$ (209.11)
Reverse Stock Splits [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average shares outstanding, basic					243,471		231,073
Weighted average shares outstanding, diluted					243,471		231,073
Basic net loss per share					$ (9.87)		$ (209.11)
Diluted net loss per share					$ (9.87)		$ (209.11)

[1]	After giving effect to the Reverse Stock Splits – See Note 19 - Stockholders’ Equity (Deficit)